Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Mar. 02, 2013 Bank balances [Member]	Mar. 03, 2012 Bank balances [Member]	Mar. 02, 2013 Money market funds [Member]	Mar. 03, 2012 Money market funds [Member]	Mar. 02, 2013 Bankers' acceptance [Member]	Mar. 03, 2012 Bankers' acceptance [Member]	Mar. 02, 2013 Non-U.S. government promissory notes [Member]	Mar. 02, 2013 Term deposits/certificates [Member]	Mar. 03, 2012 Term deposits/certificates [Member]	Mar. 02, 2013 Commercial paper [Member]	Mar. 03, 2012 Commercial paper [Member]	Mar. 02, 2013 Non-U.S. treasury bills/notes [Member]	Mar. 03, 2012 Non-U.S. treasury bills/notes [Member]	Mar. 02, 2013 U.S. treasury bills/notes [Member]	Mar. 03, 2012 U.S. treasury bills/notes [Member]	Mar. 02, 2013 U.S. government sponsored enterprise notes [Member]	Mar. 03, 2012 U.S. government sponsored enterprise notes [Member]	Mar. 02, 2013 Non-U.S. government sponsored enterprise notes [Member]	Mar. 03, 2012 Non-U.S. government sponsored enterprise notes [Member]	Mar. 02, 2013 Corporate notes/bonds [Member]	Mar. 03, 2012 Corporate notes/bonds [Member]	Mar. 02, 2013 Asset-backed securities [Member]	Mar. 03, 2012 Asset-backed securities [Member]	Mar. 02, 2013 Auction rate securities [Member]	Mar. 03, 2012 Auction rate securities [Member]	Feb. 26, 2011 Auction rate securities [Member]	Mar. 02, 2013 Other investments [Member]	Mar. 03, 2012 Other investments [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 2,879	$ 2,126			$ 431	$ 453	$ 5	$ 5	$ 114	$ 284	$ 50	$ 157	$ 217	$ 629	$ 402	$ 282	$ 71	$ 619	$ 114	$ 156	$ 127	$ 26	$ 18	$ 217	$ 165	$ 102	$ 109	$ 41	$ 41		$ 50	$ 120
Unrealized Gains	2	2																						1	1			1	1
Unrealized Losses
Other-than- temporary Impairment	(6)	(17)																										(6)	(6)	(6)		(11)
Fair Value	2,875	2,111			431	453	5	5	114	284	50	157	217	629	402	282	71	619	114	156	127	26	18	218	166	102	109	36	36		50	109
Cash and cash equivalents	1,549	1,527	1,791	1,551	431	453	5	5	114	284	50	132	202	534	355	233	71		40	10	91	26	10	14	16
Short-term investments	1,105	247										25	15	95	47	49		602	32	146	24		8	186	121	2
Long-term investments	$ 221	$ 337																$ 17	$ 42		$ 12			$ 18	$ 29	$ 100	$ 109	$ 36	$ 36		$ 50	$ 109